SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information
Dated September 13, 2005

Under the section SUPPLEMENT INVESTMENT/RISK CHARTS, the information regarding Growth Opportunities Portfolio and Global Equities Portfolio is deleted in its entirety and replaced with the following:

GROWTH OPPORTUNITIES
In what other types of investments may the Portfolio periodically invest?

-  Borrowing for temporary or
   emergency purposes (up to
   33 1/3%)
-  Foreign securities
   - emerging markets
   - depositary receipts
   - eurodollar and yankee
     obligations
-  Convertible securities (up to 5%
   below investment grade)
-  Reverse repurchase agreements
-  Repurchase agreements
-  Short Sales
-  When-issued and delayed-delivery
   securities

What other types of risks may potentially or periodically affect the Portfolio?	- Currency volatility - Emerging markets - Foreign exposure - Illiquidity

Under the section INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, the information regarding compensation for the Small & Mid Cap Value Portfolio, Small Company Value Portfolio, Emerging Market Portfolio, International Diversified Equities Portfolio and Cash Management Portfolio is deleted in its entirety and replaced with the following:

PORTFOLIO	FEE RATE
Small & Mid Cap Value Portfolio*	.95% on the first $250 million ..90% over $250 million
Small Company Value Portfolio*	1.00% on the first $200 million ..92% on the next $300 million ..90% over $500 million
Emerging Markets Portfolio*	1.15% on the first $100 million 1.10% on the next $100 million 1.05% over $200 million
International Diversified Equities Portfolio*	.85% on the first $250 million ..80% on the next $250 million ..75% over $500 million
Cash Management Portfolio[1]*	.475% on the first $100 million ..450% on the next $400 million ..425% on the next $500 million ..400% over $1 billion

__________________________

1Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.

*Prior to October 3, 2005, the advisory fees for Small & Mid Cap Value Portfolio, Small Company Value Portfolio, Emerging Market Portfolio, International Diversified Equities Portfolio and Cash Management Portfolio were as follows:

Small & Mid Cap Value Portfolio	1.00%
Small Company Value Portfolio	1.00%
Emerging Markets Portfolio	1.25%
International Diversified Portfolio	1.00%
Cash Management Portfolio	.55% on the first $100 million ..50% on the next $200 million ..45% over $300 million

Under the section SUBADVISORY AGREEMENTS, the disclosure regarding Morgan Stanley is deleted in its entirely and replaced with: "Van Kampen is a subsidiary of Morgan Stanley."; and add the following: "J.P. Morgan Investment Management Inc. is an indirect wholly-owned subsidiary of JPMorgan Chase & Co."

In addition, under the same heading, the information regarding the payment of the monthly fee with respect to each Portfolio for which the Subadviser performs services for the Small & Mid Cap Value Portfolio, Emerging Markets Portfolio, International Diversified Portfolio and Cash Management Portfolio is deleted in its entirety and replaced with the following:

SUBADVISER	PORTFOLIO	FEE RATE
Alliance	Small & Mid Cap Value Portfolio**	.50% on the first $250 million ..45% thereafter
J.P. Morgan	Global Equities Portfolio**	.45% on the first $50 million ..40% on the next $100 million ..35% on the next $350 million ..30% thereafter
Putnam	Emerging Markets Portfolio**	.85% on the first $100 million ..80% on the next $100 million ..75% thereafter
Van Kampen	International Diversified Equities Portfolio**	.45% on the first $250 million ..40% on the next $250 million ..35% thereafter
	Growth Opportunities Portfolio	.50%
CMA	Cash Management Portfolio2**	.125% on the first $100 million ..100% on the next $400 million ..075% on the next $500 million ..050% thereafter

__________________________

2For purposes of determining whether the Portfolio's assets meet the breakpoints set forth herein, the assets managed by the Subadviser for this Portfolio and the assets of any other Portfolio managed by Subadviser on behalf of the Seasons Series Trust and SunAmerica Series Trust shall be aggregated.

** Prior to October 3, 2005, the subadvisory fees for the Small & Mid Cap Value Portfolio, Emerging Markets Portfolio, International Diversified Portfolio and Cash Management Portfolio; and prior to November 1, 2005 the subadvisory fees for Global Equities Portfolio were as follows:

Small & Mid Cap Value Portfolio	.50%
Emerging Markets Portfolio	1.00% on the first $150 million ..95% on the next $150 million ..85% thereafter
International Diversified Portfolio	.65% on the first $350 million ..60% thereafter
Cash Management Portfolio	.15% on the first $750 million ..10% thereafter
Global Equities Portfolio	.50% on the first $50 million ..40% on the next $100 million ..30% on the next $150 million ..25% thereafter

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, chart should be supplemented with the following:
Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of June 30, 2005)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Van Kampen	Matthew Hart	9	$8,700	-	-	-	-
	Garry M. Lewis	9	$8,700	-	-	-	-
	Dudley Brickhouse	9	$8,700	-	-	-	-
	Janet Luby	9	$8,700	-	-	-	-
	Davis Walker	9	$8,700	-	-	-	-
	Scott Miller	9	$8,700	-	-	-	-
J.P. Morgan	Sandeep Bhargava	0	-	2	$878	4	$143

Under the heading PORTFOLIO MANAGERS, under the section Compensation, the following disclosure is added:

J.P. Morgan.    Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

With respect to the Cash Management Portfolio, effective as of September 30, 2005 Banc of America Capital Management, LLC changed its name to Columbia Management Advisors, LLC. Accordingly, the Statement of Additional Information for all share classes of the Trust is hereby supplemented by changing all references to Banc of America Capital Management, LLC ("BACAP") to Columbia Management Advisors, LLC ("CMA") throughout the Statement of Additional Information.

Dated: October 26, 2005